Share Based Compensation - Summary of Changes in Non-Vested Units Outstanding (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Jul. 11, 2019	Mar. 31, 2019	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-vested units, Beginning Balance		9,460	9,460
Vested, Units	(9,171)	(55)	(9,460)
Non-vested units, Ending Balance		9,405
Weighted average fair value per unit, Beginning Balance		$ 182.83	$ 182.83
Weighted average fair value per unit, Vested	$ (180.87)	(160.00)	$ (182.83)
Weighted average fair value per unit, Ending Balance		$ 182.96